Condensed Consolidated Statements of Changes in Stockholders' Equity (Unaudited) - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Statutory Reserves	Retained earnings (Accumulated Deficit)	Total Stockholders' Equity	Non-Controlling Interest	Total
Balance at Sep. 30, 2015	$ 10,000	$ 2,833,296	$ 297,583		$ (1,581,155)	$ 1,559,724		$ 1,559,724
Balance (in shares) at Sep. 30, 2015	10,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital contribution		2,189,784				2,189,784	$ 915,414	3,105,198
Foreign currency translation gains (losses)			328,212		328,212	(15,841)	312,371
Net income (loss) for the year					2,314,162	2,314,162	(4,072)	2,310,090
Balance at Sep. 30, 2016	$ 10,000	5,023,080	625,795		733,007	6,391,882	895,501	7,287,383
Balance (in shares) at Sep. 30, 2016	10,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation gains (losses)			93,146			93,146	2,039	95,185
Net income (loss) for the year					3,271,310	3,271,310	(964)	3,270,346
Balance at Sep. 30, 2017	$ 10,000	5,023,080	718,941	$ 0	4,004,317	9,756,338	896,576	10,652,914
Balance (in shares) at Sep. 30, 2017	10,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share issuance - IPO, net	$ 1,932	6,299,739				6,301,671		6,301,671
Share issuance - IPO, net (in shares)	1,932,000
Foreign currency translation gains (losses)			647,231			647,231	53,364	700,595
Net income (loss) for the year					1,199,353	1,199,353	(1,667)	1,197,686
Balance at Mar. 31, 2018	$ 11,932	$ 11,322,819	$ 1,366,172	$ 0	$ 5,203,670	$ 17,904,593	$ 948,273	$ 18,852,866
Balance (in shares) at Mar. 31, 2018	11,932,000